Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Cheval Resources Corporation
Entity Central Index Key	0001515800
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Amendment Number One
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017